PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 4. PREPAID EXPENSES

Prepaid expenses consist of the following:

	March 31,	December 31,
	2026	2025
Insurance	$87,988	$174,313
Deposit	15,736	15,736
Other	103,704	77,717
Prepaid expenses	$207,428	$267,766

On July 1, 2025, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2025 through June 2026 totaling $341,306. The financing agreement required an initial down payment of $68,261 with the remaining amount of $273,045 financed for a nine-month period at an annual interest rate of 8.6% with monthly payments of $31,441 beginning August 2025.

On July 1, 2024, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2024 through June 2025 totaling $330,083. The financing agreement required an initial down payment of $66,017 with the remaining amount of $264,066 financed for an eight-month period at an annual interest rate of 9.1% with monthly payments of $34,150 beginning in July 2024. The principal balance and any accrued interest related to the premium financing note payable was paid in full in March 2025.

NOTE 4. PREPAID EXPENSES

Prepaid expenses consist of the following:

	December 31,	December 31,
	2025	2024
Insurance	$174,313	$165,041
Deposit	15,736	15,736
Other	77,717	11,860
Prepaid expenses	$267,766	$192,637

On July 1, 2025, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2025 through June 2026 totaling $341,306. The financing agreement required an initial down payment of $68,261 with the remaining amount of $273,045 financed for a nine-month period at an annual interest rate of 8.6% with monthly payments of $31,441 beginning August 2025.

On July 1, 2024, the Company entered into a financing agreement for payment of its annual insurance premiums for coverage from July 2024 through June 2025 totaling $330,083. The financing agreement required an initial down payment of $66,017 with the remaining amount of $264,066 financed for an eight-month period at an annual interest rate of 9.1% with monthly payments of $34,150 beginning in July 2024. The principal balance and any accrued interest related to the premium financing note payable was paid in full in March 2025.